Borrowings - Summary of Short-term Borrowing (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.00%	0.00%
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 425,785	$ 504,998
Short-term borrowings [member] | NongHyup Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.88%	4.88%
Short-term borrowings	₩ 8,500		₩ 9,000
Short-term borrowings [member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 151,500		105,000
Short-term borrowings [member] | Shinhan Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.84%	3.84%
Short-term borrowings [member] | Shinhan Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	6.43%	6.43%
Short-term borrowings [member] | Shinhan Bank 1 [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			30,000
Short-term borrowings [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 34,900		27,201
Short-term borrowings [member] | Korea Development Bank [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.23%	3.23%
Short-term borrowings [member] | Korea Development Bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.95%	4.95%
Short-term borrowings [member] | Woori Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			50,000
Short-term borrowings [member] | Industrial Bank Of Korea [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.862%	4.862%
Short-term borrowings	₩ 6,000		6,000
Short-term borrowings [member] | Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 4,800		5,000
Annual interest rates description	CD(91D)+0.126
Short-term borrowings [member] | KB SECURITIES [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 69,635		94,822
Short-term borrowings [member] | KB SECURITIES [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.11%	4.11%
Short-term borrowings [member] | KB SECURITIES [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.91%	4.91%
Short-term borrowings [member] | NH INVESTMENT SECURITIES [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			20,000
Short-term borrowings [member] | HSBC [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 30,450	$ 23,600	23,451	$ 18,500
Annual interest rates description	SOFR +2.100
Short-term borrowings [member] | IBK Securities [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			20,000
Short-term borrowings [member] | Hi Investment Securities [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			99,524
Short-term borrowings [member] | Woori Bank One [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.40%	4.40%
Short-term borrowings	₩ 70,000
Short-term borrowings [member] | Nong Hyup Bank One [Member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings			₩ 15,000
Short-term borrowings [member] | Woori Bank Two [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 20,000
Annual interest rates description	CD(91D)+1.960
Short-term borrowings [member] | Korea Investment [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.91%	4.91%
Short-term borrowings	₩ 30,000